Taxes on Income	12 Months Ended
Dec. 31, 2012
Taxes on Income

12. Taxes on Income

The components of the provision for income taxes attributable to continuing operations for 2012, 2011 and 2010 are as follows:

(in millions)	2012	2011	2010
Current income tax expense:
U.S. federal	$52.9	$1.4	$2.9
Foreign	67.3	86.4	71.8
State and local	7.7	5.0	2.9

Total	127.9	92.8	77.6

Deferred income tax expense (benefit):
U.S. federal	26.8	55.5	57.3
Foreign	(2.6)	(25.3)	(14.6)
State, local and other, net of federal tax benefit	(4.5)	2.7	2.5

Total	19.7	32.9	45.2

Total income tax provision	$147.6	$125.7	$122.8

The difference between the federal statutory income tax rate and the Company’s reported income tax rate as a percentage of income from operations for 2012, 2011 and 2010 is reconciled as follows:

	2012	2011	2010
Federal statutory tax rate	35.0%	35.0%	35.0%
Increase (decrease) in rates resulting from:
State and local taxes, net	0.7	1.6	1.8
Foreign rate differences	(2.8)	(3.1)	(3.8)
Non-deductible compensation	0.5	1.0	3.5
Foreign earnings not permanently reinvested	2.3	3.4	6.8
Tax settlements and related adjustments	0.6	—	—
Goodwill impairment	—	3.4	—
Valuation allowance	0.4	(2.3)	(0.3)
Venezuela devaluation and inflationary adjustments and tax exempt income	(1.6)	(1.5)	5.9
Foreign dividends	1.2	1.3	0.9
Non-deductible transaction costs	0.2	—	3.1
Other	1.2	(0.8)	0.6

Reported income tax rate	37.7%	38.0%	53.5%

Foreign pre-tax income was approximately $213, $250, and $115 for 2012, 2011 and 2010, respectively.

Deferred tax assets (liabilities) at December 31, 2012 and 2011 are comprised of the following:

(in millions)	2012	2011
Intangibles	$(389.4)	$(370.8)
Goodwill	(121.1)	(110.1)
Financial reporting amount of a subsidiary in excess of tax basis	(70.8)	(71.6)
Foreign earnings not permanently reinvested	(47.3)	(45.6)
Property and equipment	(6.2)	(13.4)
Other	(6.5)	(6.9)

Gross deferred tax liabilities	(641.3)	(618.4)

Net operating loss	40.1	40.0
Accounts receivable allowances	12.0	13.3
Inventory valuation	53.8	56.7
Pension and postretirement	35.6	41.5
Stock-based compensation	21.6	17.9
Other compensation and benefits	19.0	21.2
Operating reserves	59.2	60.6
Other	49.1	79.9

Gross deferred tax assets	290.4	331.1

Valuation allowance	(28.1)	(26.9)

Net deferred tax liability	$(379.0)	(314.2)

The Company continually reviews the adequacy of the valuation allowance. A valuation allowance is recorded if, based on the weight of available evidence, it is more likely than not that a deferred tax asset will not be realized. This assessment is based on an evaluation of the level of historical taxable income and projections for future taxable income. During 2012, the Company’s valuation allowance increased by $1.2 principally due to the Company’s inability to recognize certain current year foreign losses. During 2011, the Company’s valuation allowance decreased by $8.4 principally due to the ability to recognize certain foreign losses for which a valuation allowance was previously established. During 2010, the Company’s valuation allowance was increased by $3.2 principally due to the inability to benefit from certain foreign losses attributable to the Company’s 2010 acquisitions.

The NOLs reflected on the deferred tax asset table consist of state and foreign net operating loss carryforwards. At December 31, 2012, the Company had net U.S. federal operating losses (“NOLs”) of approximately $804, none of which are reflected in the consolidated financial statements. In 2012, the Company utilized approximately $33 of these previously unrecognized U.S. federal NOLs in its consolidated financial statements. Additionally, approximately $721 of these U.S. federal NOLs are subject to varying limitations on their use under Section 382 of the Internal Revenue Code of 1986, as amended. Included in the total NOLs reported on the financial statement are $121 of foreign NOLs which the Company has accumulated or acquired through acquisitions. Of the total foreign NOLs, approximately $1 will expire in 2013. Approximately $35 of the foreign NOLs will expire in years subsequent to 2013, and approximately $85 have an unlimited life.

In 2011, deferred tax assets relating to tax benefits of employee equity compensation awards were reduced by $1.2 to reflect exercises whereby the book expenses exceeds tax deductions that can be claimed. Certain vested and exercised employee equity compensation awards have resulted in tax deductions in excess of previously recorded tax benefits based on the value of such equity compensation awards at the time of grant (“windfalls”). The additional tax benefit associated with the windfalls is not recognized for financial statement purposes until the deduction reduces taxes payable as recorded on the Company’s financial statements with an offset to additional paid-in-capital. Windfall tax benefits of $41.8 and $3.0 were recognized in 2012 and 2011, respectively. All previously unrecognized windfall tax benefits were recognized in 2012.

Generally, the Company intends to indefinitely reinvest undistributed earnings of certain of its foreign subsidiaries outside the U.S. in the future growth of its foreign businesses. As a result, the Company has not provided for U.S. income taxes on undistributed foreign earnings of approximately $1.1 billion at December 31, 2012. Determination of the amount of unrecognized deferred U.S. income liability is not practicable, in part, because of the complexities associated with its hypothetical calculation, which include the impact of complex foreign and domestic tax laws with respect to dividend remittances, remittance requirements imposed by certain of the Company’s debt agreements and the impact of foreign laws restricting such remittances. In 2012, 2011 and 2010, the Company recorded a deferred tax charge (benefit) of $2.2, $7.5 and ($2.4), respectively, related to profits that were deemed not to be permanently reinvested outside of the United States.

The following table sets forth the details and the activity related to unrecognized tax benefit as of and for the years ended December 31, 2012 and 2011:

(in millions)	2012	2011
Unrecognized tax benefits, January 1,	$57.8	$55.7
Increases (decreases):
Acquisitions	0.6	—
Tax positions taken during the current period	18.7	3.4
Tax positions taken during a prior period	—	(0.1)
Settlements with taxing authorities	(3.8)	(0.2)
Other	1.8	(1.0)

Unrecognized tax benefits, December 31,	$75.1	$57.8

During 2012 and 2011, the change in the unrecognized tax benefits primarily relates to the expiration of certain statutes of limitations, tax positions taken during the current period, and tax settlements made during the year. At December 31, 2012, the amount of gross unrecognized tax benefits that, if recognized, would affect the reported tax rate is $72.6. The Company has indemnification for $1.4 of the gross unrecognized tax benefit from the sellers of acquired companies.

The Company conducts business globally and, as a result, the Company or its subsidiaries file income tax returns in the U.S. federal jurisdiction, and in various state, local, and foreign jurisdictions. In the normal course of business, the Company or its subsidiaries are subject to examination by tax authorities throughout the world, including such major jurisdictions as Canada, France, Germany, Hong Kong, Malaysia, the Netherlands, Peru, Spain and the U.S. As of December 31, 2012, the Company remains subject to examination by federal and state tax authorities for the tax years 2005 to 2011. At December 31, 2012, certain of the Company’s more significant foreign jurisdictions remain subject to examination for various tax years between 2000 and 2011. At December 31, 2012, the Company believes it has no material tax positions for which it is reasonably possible that the total amount of unrecognized tax benefits may significantly change within twelve months.

The Company classifies all interest expense and penalties on uncertain tax positions as income tax expense. The provision for income taxes for 2012, 2011 and 2010 includes tax-related interest expense of $2.4, $1.1 and $1.1, respectively. As of December 31, 2012 and 2011, the liability for tax-related interest expense was $6.8 and $5.2, respectively.